Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Customer deposits	€ 31,735	€ 35,714	€ 32,457
Debt securities issued and subordinated liabilities	15,066	14,612	12,671
Marketable debt securities	13,580	13,255	11,661
Subordinated liabilities (note 23)	1,486	1,357	1,010
Central banks and credit institution deposits	8,151	9,381	9,360
Lease Liabilities	107	122	127
Provisions for pensions (note 25)	91	105	93
Other interest expense	4,212	5,291	6,384
Interest expense	€ 59,362	€ 65,225	€ 61,092